Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Summary of Consolidated Balance Sheets
(a)
Condensed Balance Sheets

	As of December 31,	As of December 31,
	2024	2025
	US$	US$
ASSETS
Current assets
Cash	8,300,344	5,449,211
Amounts due from subsidiaries-current	8,162,028	7,534,102
Prepayments and other current assets	4,463,506	1,841,298
Total current assets	20,925,878	14,824,611
Non-current assets
Amounts due from subsidiaries-non-current	38,465,944	40,259,564
Other non-current assets	—	1,097,980
Total non-current assets	38,465,944	41,357,544
Total assets	59,391,822	56,182,155
LIABILITIES
Current liabilities
Net liabilities in subsidiaries	18,194,078	27,501,236
Amounts due to a subsidiary	9,871,978	9,926,198
Accrued expenses and other current liabilities	1,816,882	888,366
Total current liabilities	29,882,938	38,315,800
Total liabilities	29,882,938	38,315,800
SHAREHOLDERS’ EQUITY:
Class A ordinary shares	16,368	21,603
Class B ordinary shares	7,413	7,413
Additional paid-in capital	79,883,038	100,820,027
Accumulated other comprehensive income	1,975,487	1,893,379
Accumulated deficit	(52,373,422)	(84,876,067)
Total shareholders’ equity	29,508,884	17,866,355
Total liabilities and shareholders’ equity	59,391,822	56,182,155

Summary of Condensed Statements of Comprehensive Loss
(b)
Condensed Statements of Comprehensive Loss

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Total operating expenses	(7,419,798)	(7,972,320)	(23,378,821)
Interest expense	(30,510)	(8,998)	(157)
Interest income	396	19,832	101,383
Share of profits (losses) in subsidiaries	829,431	(3,979,050)	(9,225,050)
Changes in fair value of convertible debts	(1,463,159)	—	—
Net loss	(8,083,640)	(11,940,536)	(32,502,645)
Accretion of redeemable convertible preferred shares to redemption value	(2,377,429)	(1,162,826)	—
Net loss attributable to ordinary shareholders of XCHG Limited	(10,461,069)	(13,103,362)	(32,502,645)

Net loss	(8,083,640)	(11,940,536)	(32,502,645)
Other comprehensive income (loss)	1,043,513	151,122	(82,108)
Total comprehensive loss	(7,040,127)	(11,789,414)	(32,584,753)

Summary of Condensed Statements of Cash Flows
(c)
Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Net cash used in operating activities	(77,908)	(11,697,046)	(2,339,902)
Net cash (used in) provided by investing activities	(33,370,232)	365,100	(952,452)
Net cash provided by financing activities	34,749,595	18,330,800	441,221
Effect of foreign currency exchange rate changes on cash	35	—	—
Net increase (decrease) in cash	1,301,490	6,998,854	(2,851,133)
Cash at the beginning of the year	—	1,301,490	8,300,344
Cash at the end of the year	1,301,490	8,300,344	5,449,211